NONCONTROLLING INTERESTS (Details) In Millions, except Share data, unless otherwise specified			12 Months Ended										12 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2013 Preferred Shares CAD	Dec. 31, 2012 Preferred Shares CAD	Dec. 31, 2011 Preferred Shares CAD	Dec. 31, 2013 Common Shares CAD	Dec. 31, 2012 Common Shares CAD	Dec. 31, 2013 EEP CAD	Dec. 31, 2012 EEP CAD	Dec. 31, 2011 EEP CAD	Dec. 31, 2013 Enbridge Energy Management, L.L.C. (EEM) CAD	Dec. 31, 2012 Enbridge Energy Management, L.L.C. (EEM) CAD	Dec. 31, 2013 EGD shares CAD	Dec. 31, 2013 EGD shares Preferred Shares CAD	Dec. 31, 2012 EGD shares Preferred Shares CAD	Dec. 31, 2013 EGD shares Common Shares	Dec. 31, 2013 Other Noncontrolling Interest CAD	Dec. 31, 2012 Other Noncontrolling Interest CAD	Dec. 31, 2013 MEP USD ($)	Dec. 31, 2013 MEP CAD	May 31, 2013 MEP	Dec. 31, 2013 MEP Class A common units	Nov. 30, 2013 MEP Class A common units
NONCONTROLLING INTERESTS
Noncontrolling interest	4,014	3,258						2,810	2,636		1,079	498		100	100		25	24
Ownership interest percentage held by noncontrolling owners								79.40%	78.20%	77.00%	88.30%	83.20%							46.00%	46.00%	39.00%
Ownership percentage in subsidiary																100.00%
Contributions from unitholders									382	695	523								355	372
Shares issued			1,434	2,651	931	582	388
Shares issued, Number of Shares						13,000,000	10,000,000																21,300,000
Shares issued to underwriters under over-allotment option																						2,800,000
Distributions to unitholders								463	419	353
Number of cumulative redeemable preferred shares held by third parties													4,000,000
Floating adjustable cumulative cash dividends as a percentage of prime rate													80.00%
Floating adjustable cumulative cash dividend variable rate													Prime
Redemption price per share (in dollars per shares)													25
Preferred shares redeemed (in shares)													0